REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 93,521	$ 89,974
Net Income (Loss)	459	(3,490)
Dividend from AU10TIX	(3,078)
Other Comprehensive Income - Translation adjustment	1	57
Balance as of the end of the period	$ 90,903	$ 93,521